Investments in Associates - Gelesis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Non-current assets	$ 444,197	$ 575,645
Current assets	501,809	414,348
Non-current liabilities	135,725	155,531
Current liabilities	226,135	180,924
Share of associate loss allocated to long-term interest	96,709
Investments in associates	0	0	$ 10,642	$ 0
Revenue	17,388	11,768	9,807
Total comprehensive income/(loss) for the year	$ (62,709)	$ 5,037	366,055
Gelesis [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	42.00%	47.90%
Non-current assets	$ 357,508	$ 372,184
Current assets	66,092	92,875
Non-current liabilities	120,786	133,743
Current liabilities	537,432	300,748
Non controlling interests and options issued to third parties	(14,216)	(6,577)
Net assets attributable to shareholders	(248,834)	23,989
Group's share of net assets	(104,527)	11,481
Goodwill	7,211	8,216
Impairment of investment	(37,495)	(42,702)	(42,938)
Share of associate loss allocated to long-term interest	96,709	23,006
Unrecognised share of losses of associates	38,101	0
Investments in associates	0	0
Revenue	11,185	21,442	0
Income/(loss) from continuing operations (100%)	(271,430)	(71,157)	74,573
Total comprehensive income/(loss) for the year	(273,005)	(70,178)	74,573
Group's share in net income (losses) - limited to net investment amount	(73,703)	(34,117)	37,136
Group's share of total comprehensive income (loss) - limited to net investment amount	(73,703)	$ (33,648)	$ 37,136
Unrecognised Share Of Losses Of Associates, Other Comprehensive Loss	$ 700